Other Acquired Rights - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 1,329,620	$ 1,169,432	$ 1,119,102
Other acquired rights [Member]
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 16,696	$ 16,696	$ 16,696